Employee Benefits, Amounts Recognized in Cumulative OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits and Other Expenses Textual [Abstract]
Net actuarial loss to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	$ 141
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year, projected benefit obligation	9.30%
Ultimate health care cost trend rate, projected benefit obligation	5.00%
Year that rate reaches ultimate health care cost trend rate, projected benefit obligation	2024
Health care cost trend rate assumed for next fiscal year, periodic benefit cost	7.00%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.25%
Ultimate health care cost trend rate, periodic benefit cost	5.00%
Year that rate reaches ultimate health care cost trend rate, periodic benefit cost	2023
Increase in benefit obligation due to increasing assumed health care trend by one percentage point	$ 34
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point	2
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point	30
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point	2
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	3,128	$ 2,677
Net prior service credit	(1)	(2)
Total	$ 3,127	$ 2,675
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.25%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	4.75%	4.38%
Expected return on plan assets	7.00%	7.00%	7.50%
Pension benefits nonqualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ 168	$ 224
Net prior service credit	0	0
Total	$ 168	$ 224
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.25%	3.75%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	3.60%	4.16%	4.08%
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ (165)	$ (147)
Net prior service credit	0	(20)
Total	$ (165)	$ (167)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.25%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	4.50%	3.75%
Expected return on plan assets	6.00%	6.00%	6.00%
Equity securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	30.00%
Asset allocation, maximum of target mix range	50.00%
Equity securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Equity securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	20.00%
Asset allocation, maximum of target mix range	40.00%
Total debt securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Total debt securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Total debt securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Asset allocation, minimum of target mix range	60.00%
Asset allocation, maximum of target mix range	80.00%
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.40%
Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.60%